SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - SGD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Credit Loss [Abstract]
Balance at beginning of the year	$ 245,344	$ 35,599
Additions		209,745
Balance at end of the year	$ 245,344	$ 245,344